Expense Example, No Redemption - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	$ 85
3 Years	265
5 Years	460
10 Years	1,025
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Expense Example, No Redemption:
1 Year	684
3 Years	913
5 Years	1,161
10 Years	1,871
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Expense Example, No Redemption:
1 Year	197
3 Years	609
5 Years	1,047
10 Years	2,054
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Expense Example, No Redemption:
1 Year	486
3 Years	772
5 Years	1,079
10 Years	1,949
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894